UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5586

Oppenheimer Rochester California Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—110.9%
California—101.2%
$1,000,000	Adelanto, CA Community Facilities District Special Tax No. 2006-2[1]	5.000%		09/01/2045	$1,070,810
2,675,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.250		09/01/2026	2,676,070
1,690,000	Adelanto, CA Elementary School District Community Facilities District No. 1[1]	5.400		09/01/2036	1,690,101
30,000	Adelanto, CA Improvement Agency, Series B1	5.500		12/01/2023	30,004
1,455,000	Adelanto, CA Public Utility Authority[1]	5.000		07/01/2024	1,485,962
5,710,000	Adelanto, CA Public Utility Authority[1]	5.000		07/01/2039	5,742,718
2,000,000	Adelanto, CA Public Utility Authority[1]	5.000		07/01/2039	2,268,600
6,620,000	Adelanto, CA Public Utility Authority[1]	6.750		07/01/2039	6,993,169
1,345,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.500		01/01/2030	1,461,665
1,000,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.625		01/01/2040	1,093,120
1,350,000	Anaheim, CA Public Financing Authority[1]	5.000		05/01/2034	1,515,294
7,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[2]	5.250		10/01/2039	7,218,820
3,000,000	Anaheim, CA Public Financing Authority (Anaheim Electric System Distribution)[2]	5.250		10/01/2039	3,093,780
25,000	Apple Valley, CA Redevel. Agency Tax Allocation[1]	5.000		06/01/2032	25,000
600,000	Arvin, CA Community Redevel. Agency Tax Allocation[1]	6.500		09/01/2038	601,596
1,250,000	Atwater, CA Wastewater[1]	5.000		05/01/2040	1,404,937
1,300,000	Atwater, CA Wastewater[1]	5.000		05/01/2043	1,456,858
775,000	Azusa, CA Special Tax Community Facilities District No. 05-1[1]	5.000		09/01/2021	781,301
415,000	Bakersfield, CA Improvement Bond Act 1915	5.350		09/02/2022	355,281
1,130,000	Bakersfield, CA Improvement Bond Act 1915	5.400		09/02/2025	961,415
1,250,000	Bakersfield, CA Improvement Bond Act 1915[1]	7.375		09/02/2028	1,252,912
750,000	Beaumont, CA Financing Authority, Series A1	5.000		09/01/2036	804,240
115,000	Beaumont, CA Financing Authority, Series A1	5.125		09/01/2028	124,655
120,000	Beaumont, CA Financing Authority, Series A1	5.250		09/01/2029	130,273
250,000	Beaumont, CA Financing Authority, Series A1	5.625		09/01/2032	273,265
4,410,000	Beaumont, CA Financing Authority, Series A1	5.875		09/01/2042	4,827,230
1,500,000	Beaumont, CA Financing Authority, Series A1	6.375		09/01/2042	1,668,810
5,000	Beaumont, CA Financing Authority, Series A1	7.000		09/01/2023	5,007
1,560,000	Beaumont, CA Financing Authority, Series B1	5.000		09/01/2025	1,744,267
635,000	Beaumont, CA Financing Authority, Series B1	5.000		09/01/2034	681,241
500,000	Blythe, CA Community Facilities District Special Tax (Hidden Beaches)[1]	5.300		09/01/2035	502,890
1,000,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	5.000		05/01/2038	1,070,240
2,135,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1,3]	9.750		05/01/2038	2,496,285
1,010,000	Brea, CA Redevel. Agency	6.591	[4]	08/01/2031	443,329
2,930,000	Brea, CA Redevel. Agency	6.675	[4]	08/01/2032	1,187,705
2,300,000	Brea, CA Redevel. Agency	6.830	[4]	08/01/2033	855,370
5,000,000	Brea, CA Redevel. Agency	6.869	[4]	08/01/2034	1,707,350

1      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$60,000	Butte County, CA Hsg. Authority (Affordable Hsg. Pool)[1]	7.000%		10/01/2020	$60,605
3,000,000	CA ABAG Finance Authority for NonProfit Corporations (Casa De Las Campanas)[1]	6.000		09/01/2037	3,269,670
25,000	CA ABAG Finance Authority for NonProfit Corporations COP (Palo Alto Gardens Apartments)[1]	5.350		10/01/2029	25,028
45,000	CA Affordable Hsg. Agency (Merced County Hsg. Authority)[1]	6.000		01/01/2023	44,462
15,000	CA Bay Area Governments Association[1]	4.125		09/01/2019	15,021
2,845,000	CA Communities Transportation Revenue COP[1]	6.000		06/01/2042	3,201,877
3,735,000	CA County Tobacco Securitization Agency	4.461	[4]	06/01/2033	1,520,294
82,110,000	CA County Tobacco Securitization Agency	5.305	[4]	06/01/2046	12,938,894
45,600,000	CA County Tobacco Securitization Agency	5.368	[4]	06/01/2057	1,551,768
39,700,000	CA County Tobacco Securitization Agency	5.746	[4]	06/01/2057	1,423,642
55,250,000	CA County Tobacco Securitization Agency	6.045	[4]	06/01/2057	1,294,507
51,500,000	CA County Tobacco Securitization Agency	6.695	[4]	06/01/2057	1,453,845
71,700,000	CA County Tobacco Securitization Agency	6.998	[4]	06/01/2055	4,053,201
320,360,000	CA County Tobacco Securitization Agency	7.548	[4]	06/01/2055	15,649,586
309,500,000	CA County Tobacco Securitization Agency	8.248	[4]	06/01/2055	15,444,050
850,000	CA County Tobacco Securitization Agency (TASC)[1]	5.100	[5]	06/01/2028	850,280
3,725,000	CA County Tobacco Securitization Agency (TASC)[1]	5.125		06/01/2038	3,725,000
2,085,000	CA County Tobacco Securitization Agency (TASC)[1]	5.750		06/01/2029	2,107,789
12,090,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	12,215,131
1,780,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	1,805,632
10,835,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2035	10,840,851
18,320,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000		06/01/2042	18,499,536
9,670,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125		06/01/2038	9,670,967
41,800,000	CA County Tobacco Securitization Agency (TASC)	7.070	[4]	06/01/2046	5,418,116
290,000	CA Dept. of Water Resources (Center Valley)[2]	5.250		12/01/2035	314,203
9,710,000	CA Dept. of Water Resources (Center Valley)[2]	5.250		12/01/2035	10,520,397
3,000,000	CA Educational Facilities Authority (Pepperdine University)[1]	5.000		10/01/2046	3,397,230
5,000,000	CA Educational Facilities Authority (Pepperdine University)[1]	5.000		10/01/2049	5,650,800
635,000	CA Educational Facilities Authority (University of San Francisco)[1]	6.125		10/01/2036	717,867
615,000	CA Educational Facilities Authority (University of San Francisco)[1]	6.125		10/01/2036	697,865
2,500,000	CA Enterprise Devel. Authority (Sunpower Corp.)[1]	8.500		04/01/2031	2,679,075
13,000,000	CA GO1	5.000		09/01/2032	15,142,920
25,150,000	CA GO2	5.000		09/01/2034	28,833,027
10,000,000	CA GO1	5.000		08/01/2036	11,474,800
3,550,000	CA GO1	5.000		02/01/2038	3,848,235
35,000	CA GO1	5.250		06/01/2021	35,106
5,000	CA GO1	5.500		10/01/2022	5,081
5,000	CA GO1	5.750		05/01/2030	5,016
1,500,000	CA GO1	6.000		03/01/2033	1,615,155
30,000	CA GO1	6.250		10/01/2019	30,553

2      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$100,000	CA GO1	6.250%	10/01/2019	$101,845
5,000,000	CA GO1	6.500	04/01/2033	5,212,400
2,500,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2040	2,778,000
3,200,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.750	06/01/2047	3,291,936
2,030,000	CA Health Facilities Financing Authority (Community Programs for Persons with Developmental Disabilities)[1]	6.250	02/01/2026	2,251,940
10,505,000	CA Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford)[1]	5.000	11/15/2056	11,764,129
14,215,000	CA Health Facilities Financing Authority (Providence Health & Service/Provident Health System-Oregon Obligated Group)[2]	5.500	10/01/2039	14,889,455
160,000	CA Health Facilities Financing Authority (Providence Health System-Southern California)[1]	6.250	10/01/2028	163,000
13,500,000	CA Health Facilities Financing Authority (SHlth/ EMC/MPHS/PAMFHCR&E/SCHosp/SCVH/SEBH/ SGMF/SHSSR/SMF/SMCCV Obligated Group)[2]	5.250	08/15/2031	14,885,539
4,000,000	CA Health Facilities Financing Authority (SHlth/ SBH/SVNA&H/SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2046	4,467,560
10,000,000	CA Health Facilities Financing Authority (SHlth/ SBH/SVNA&H/SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000	11/15/2048	11,241,700
5,000,000	CA Health Facilities Financing Authority (SJHS/ SJHCN/SJHE/SJHO Obligated Group)[1]	5.750	07/01/2039	5,222,750
885,000	CA Independent Cities Finance Authority Mobile Home Park (Hacienda Valley Estates)[1]	5.000	11/15/2034	963,561
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250	07/15/2045	1,070,270
1,000,000	CA Independent Cities Finance Authority Mobile Home Park (Rancho Del Sol & Grandview)[1]	5.500	05/15/2047	1,065,370
2,000,000	CA Infrastructure and Economic Devel. (AOMPAAS/TVSRF/AcadF/AFound/AMF Obligated Group)[1]	5.000	11/01/2041	2,210,940
65,000	CA M-S-R Public Power Agency (San Juan)[1]	6.000	07/01/2022	71,255
200,000	CA Municipal Finance Authority (Biola University)[1]	5.625	10/01/2023	203,236
515,000	CA Municipal Finance Authority (Caritas Acquisitions/Caritas Corp. Obligated Group)[1]	6.400	08/15/2045	560,789
250,000	CA Municipal Finance Authority (Casa Griffin Apts.)[1]	5.750	10/01/2034	256,467
3,750,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2034	4,167,525
4,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2035	4,429,480
2,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2036	2,206,820

3      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$1,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000%	02/01/2037	$1,101,050
1,600,000	CA Municipal Finance Authority (Creative Center Lost Altos)[1]	4.500	11/01/2046	1,518,736
1,000,000	CA Municipal Finance Authority (Emerson College)[1]	5.750	01/01/2033	1,130,300
1,000,000	CA Municipal Finance Authority (Emerson College)[1]	6.000	01/01/2042	1,139,080
500,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)[1]	5.750	01/01/2022	521,800
1,070,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)[1]	6.625	01/01/2032	1,145,189
2,135,000	CA Municipal Finance Authority (Goodwill Sacramento Valley & Northern Nevada)[1]	6.875	01/01/2042	2,291,666
1,500,000	CA Municipal Finance Authority (OCEAA)[1]	7.000	10/01/2039	1,504,920
1,750,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[1]	5.875	05/15/2029	1,824,532
1,000,000	CA Municipal Finance Authority (Pilgrim Place Claremont)[1]	6.125	05/15/2039	1,045,140
600,000	CA Municipal Finance Authority (Southwestern Law School)[1]	6.500	11/01/2031	674,532
1,250,000	CA Municipal Finance Authority (Southwestern Law School)[1]	6.500	11/01/2041	1,387,200
5,000,000	CA Municipal Finance Authority Mobile Home Park (Caritas Acquisitions)[1]	5.500	08/15/2047	5,390,550
1,200,000	CA Municipal Finance Authority Mobile Home Park (Caritas Affordable Housing)[1]	5.250	08/15/2039	1,310,436
2,000,000	CA Pollution Control Financing Authority (Aemerge Redpak Services Southern CA)	8.000	12/01/2027	1,998,460
4,000,000	CA Pollution Control Financing Authority (Aemerge Redpak Services Southern California)[1]	7.000	12/01/2027	3,901,880
1,425,000	CA Pollution Control Financing Authority (Calplant I)	7.500	07/01/2032	1,495,509
1,900,000	CA Pollution Control Financing Authority (Calplant I)	8.000	07/01/2039	2,054,679
2,795,000	CA Public Works[1]	5.750	03/01/2030	2,994,423
2,500,000	CA Public Works[1]	6.000	03/01/2035	2,689,575
365,000	CA Public Works[1]	6.125	11/01/2029	388,667
8,370,000	CA Public Works[1]	6.375	11/01/2034	8,943,429
95,000	CA Public Works[1]	6.625	11/01/2034	95,100
2,000,000	CA Public Works (California State Prisons)[1]	5.750	10/01/2031	2,228,040
900,000	CA Public Works (Dept. of Mental Health)[1]	5.000	11/01/2031	902,178
1,250,000	CA Public Works (Judicial Council)[1]	5.000	12/01/2031	1,364,437
125,000	CA Public Works (Trustees California State University)[1]	6.000	04/01/2027	129,851
11,905,000	CA Public Works Board[1]	4.000	04/01/2033	12,557,394
198,221	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[6,7]	5.500	08/01/2047	47,573

4      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
California (Continued)
$1,118,140	CA Rural Home Mtg. Finance Authority (Single Family Mtg.)[6]	5.500%		08/01/2047	$614,977
3,000,000	CA School Finance Authority Charter School (High Tech High Learning)[1]	5.000		07/01/2049	3,232,890
1,000,000	CA School Finance Authority Charter School (SPSch/SPSchS/SPSchD Obligated Group)[1]	5.000		06/01/2053	1,065,290
1,250,000	CA School Finance Authority School Facility (Escuela Popular Del Pueblo)[1]	6.250		07/01/2037	1,245,725
870,000	CA School Finance Authority School Facility (Kipp LA Schools)[1]	5.000		07/01/2047	950,814
12,650,000	CA Silicon Valley Tobacco Securitization Authority	5.845	[4]	06/01/2047	1,994,652
50,000,000	CA Silicon Valley Tobacco Securitization Authority	7.108	[4]	06/01/2056	4,186,500
18,420,000	CA Silicon Valley Tobacco Securitization Authority	8.818	[4]	06/01/2036	6,756,456
10,000,000	CA Silicon Valley Tobacco Securitization Authority	10.496	[4]	06/01/2041	2,712,200
3,000,000	CA State University[1]	5.000		11/01/2028	3,552,510
10,000,000	CA State University[1]	5.000		11/01/2042	11,507,300
100,000	CA Statewide CDA	4.446	[4]	09/01/2028	48,201
100,000	CA Statewide CDA	5.078	[4]	09/01/2034	30,678
50,000	CA Statewide CDA[1]	6.750		09/01/2037	50,056
2,835,000	CA Statewide CDA (Cathedral City Heritage Park/ Glendale Heritage Park Obligated Group)[1]	5.200		06/01/2036	2,844,922
1,200,000	CA Statewide CDA (CHF-Irvine)[1]	5.000		05/15/2040	1,323,360
1,250,000	CA Statewide CDA (Enloe Medical Center)[1]	6.250		08/15/2033	1,266,437
1,375,000	CA Statewide CDA (Front Porch Communities & Services)[1]	5.000		04/01/2047	1,515,126
1,400,000	CA Statewide CDA (Guidance Charter School)	6.500		07/01/2037	1,277,178
5,100,000	CA Statewide CDA (Guidance Charter School)	6.750		07/01/2052	4,596,171
2,019,578	CA Statewide CDA (Microgy Holdings)[8]	9.000		12/01/2038	20
3,000,000	CA Statewide CDA (Orinda Wilder)[1]	5.000		09/01/2037	3,264,330
295,000	CA Statewide CDA (Rio Bravo)[1]	6.500		12/01/2018	294,929
2,960,000	CA Statewide CDA (Yucaipa Valley Water Reservoir)[1]	6.000		09/02/2044	2,907,726
2,000,000	CA Statewide CDA School Facilities (47th & Main)[1]	6.375		07/01/2047	2,189,740
80,000	CA Statewide CDA Special Tax Community Facilities District No. 97	3.872	[4]	09/01/2022	62,150
10,000	CA Statewide CDA Water[1]	7.000		07/01/2022	10,009
8,295,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	8,299,894
1,025,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000		05/01/2037	1,025,605
1,320,000	CA Valley Sanitation District[1]	5.200		09/02/2030	1,322,429
2,500,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[6]	5.500		09/01/2036	1,100,000
2,325,000	Calexico, CA Community Facilities District No. 2005-1 Special Tax (Hearthstone)[6]	5.550		09/01/2036	1,046,250
35,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)[1]	7.250		08/01/2033	40,223

5      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$25,000	Carlsbad, CA Improvement Bond Act 1915[1]	5.500%	09/02/2028	$25,193
100,000	Carson, CA Public Financing Authority (Remediation)[1]	6.500	10/01/2036	106,516
1,770,000	Castaic, CA Union School District Community Facilities District No. 92-1[1]	9.000	10/01/2019	1,799,984
1,100,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2034	1,225,378
865,000	Chino, CA Public Financing Authority[1]	5.000	09/01/2035	960,608
2,000,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875	01/01/2034	2,081,960
1,060,000	Clovis, CA Wastewater[1]	5.250	08/01/2030	1,239,076
500,000	Clovis, CA Wastewater[1]	5.250	08/01/2031	582,675
675,000	Colton, CA Community Facilities District Special Tax[1]	7.500	09/01/2020	683,411
3,715,000	Compton, CA Community College District[1]	6.750	08/01/2034	3,941,132
3,000,000	Compton, CA Public Finance Authority[1]	5.250	09/01/2027	3,034,650
1,000,000	Compton, CA Public Finance Authority[1]	5.250	09/01/2027	1,008,410
4,870,000	Corcoran, CA Hospital District[1]	8.000	08/01/2034	5,068,550
935,000	Corona, CA Community Facilities District (Buchanan Street)[1]	5.150	09/01/2036	916,309
110,000	Corona, CA Community Facilities District (Eagle Glen II)[1]	6.000	09/01/2031	110,293
50,000	Daly City, CA Hsg. Devel. Finance Agency (Franciscan Mobile Home Park)[1]	5.000	12/15/2037	50,085
925,000	Daly City, CA Hsg. Devel. Finance Agency (Third Tier Franciscan)[1]	6.500	12/15/2047	926,258
1,220,000	Dehesa, CA School District[1]	5.500	06/01/2044	1,399,535
1,855,000	Desert Hot Springs, CA Community Facilities District Special Tax[1]	6.375	09/01/2038	1,954,539
3,725,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation[1]	7.375	09/01/2039	3,994,131
14,730,000	East Bay, CA Municipal Utility District (Water System)[1]	4.000	06/01/2045	15,298,431
15,000,000	East Bay, CA Municipal Utility District (Water System)[2]	5.000	06/01/2036	15,966,000
1,725,000	East Bay, CA Municipal Utility District (Water System)[1]	5.000	06/01/2036	1,956,512
865,000	Fairfield, CA Community Facilities District Special Tax (Fairfield Commons)[1]	6.875	09/01/2038	878,459
10,000	Fontana, CA Redevel. Agency (Jurupa Hills)[1]	5.500	10/01/2027	10,151
1,000,000	Fontana, CA Special Tax Community Facilities District No. 80[1]	5.000	09/01/2046	1,091,020
5,145,000	Grossmont, CA Union High School District[2]	5.500	08/01/2030	5,376,078
4,895,000	Grossmont, CA Union High School District[2]	5.500	08/01/2031	5,114,728
500,000	Hollister, CA Redevel. Agency Tax Allocation[1]	7.000	10/01/2032	534,595
1,600,000	Hollister, CA Redevel. Agency Tax Allocation (Hollister Community Devel.)[1]	5.000	10/01/2030	1,788,368
1,305,000	Hollister, CA Redevel. Agency Tax Allocation (Hollister Community Devel.)[1]	5.000	10/01/2032	1,457,033

6      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
California (Continued)
$1,430,000	Imperial County, CA Community Facilities District No. 2004-2 Special Tax[1]	5.900%		09/01/2037	$1,441,054
2,635,000	Ione, CA Special Tax Community Facilities District 2005-2-A1	6.000		09/01/2036	2,642,642
630,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[1]	5.000		09/01/2032	675,492
335,000	Lake Elsinore, CA Public Financing Authority (Canyon Hills)[1]	5.000		09/01/2037	356,678
1,175,000	Lake Elsinore, CA Public Financing Authority (Villages Wasson Canyon)[1]	5.250		09/01/2038	1,240,459
420,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.000	[5]	09/01/2025	443,071
375,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.100	[5]	09/01/2026	396,011
885,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.150	[5]	09/01/2027	934,525
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.200	[5]	09/01/2028	1,054,670
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.250	[5]	09/01/2029	527,305
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.300	[5]	09/01/2030	527,475
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.375	[5]	09/01/2032	1,053,630
1,670,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875		08/01/2034	1,773,139
580,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875		08/01/2039	615,821
430,000	Lancaster, CA Redevel. Agency Tax Allocation (Comb Redevel.)[1]	6.875		08/01/2039	456,557
3,915,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000		09/01/2033	3,925,845
1,000,000	Lennox, CA School District COP[1]	5.000		10/01/2034	1,081,220
100,000	Lincoln, CA Public Financing Authority[1]	5.000		09/01/2034	100,371
50,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.500		11/15/2028	59,870
1,000,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.500		11/15/2037	1,251,980
1,300,000	Long Beach, CA Harbor Revenue[1]	5.000		05/15/2037	1,473,615
5,000,000	Long Beach, CA Harbor Revenue[1]	5.000		05/15/2040	5,634,450
8,175,000	Long Beach, CA Unified School District[1]	5.000		08/01/2036	9,387,107
1,200,000	Los Alamitos, CA Unified School District COP[1]	0.000	[5]	08/01/2034	1,089,768
10,000,000	Los Angeles, CA Community College District[1]	5.000		08/01/2031	11,456,000
2,075,000	Los Angeles, CA Community Devel. Agency (Adelante Eastside Redevel.)[1]	6.500		09/01/2039	2,203,111
7,500,000	Los Angeles, CA Dept. of Airports[1]	5.000		05/15/2032	8,777,400
4,365,000	Los Angeles, CA Dept. of Airports[1]	5.000		05/15/2033	4,897,355
15,145,000	Los Angeles, CA Dept. of Airports[2]	5.000		05/15/2033	17,653,819
12,000,000	Los Angeles, CA Dept. of Airports[2]	5.000		05/15/2034	13,896,623

7      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$5,795,000	Los Angeles, CA Dept. of Airports[1]	5.000%		05/15/2034	$6,486,170
1,500,000	Los Angeles, CA Dept. of Airports[1]	5.000		05/15/2042	1,669,740
4,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.000		07/01/2036	4,688,640
3,500,000	Los Angeles, CA Dept. of Water & Power[1]	5.000		07/01/2037	4,096,155
600,000	Los Angeles, CA Dept. of Water & Power[1]	5.000		07/01/2038	700,002
2,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.000		07/01/2040	2,274,900
10,000,000	Los Angeles, CA Dept. of Water & Power[1]	5.000		07/01/2044	11,449,900
16,500,000	Los Angeles, CA Dept. of Water & Power[2]	5.000		07/01/2047	18,926,820
3,000,000	Los Angeles, CA Dept. of Water & Power[2]	5.375		07/01/2034	3,072,225
12,000,000	Los Angeles, CA Dept. of Water & Power[2]	5.375		07/01/2038	12,284,880
16,300,000	Los Angeles, CA Harbor Dept.[2]	5.250		08/01/2034	17,003,834
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.000		06/01/2029	2,060,240
2,000,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.250		06/01/2034	2,064,640
500,000	Los Angeles, CA Hsg. Auth. (Property Acquisition)[1]	6.375		06/01/2039	517,255
945,000	Los Angeles, CA IDA (Santee Court Parking Facility)[1]	5.000		12/01/2020	939,774
11,655,000	Los Angeles, CA MTA, Series A1	5.000		06/01/2031	13,774,695
4,000,000	Los Angeles, CA Municipal Improvement Corp. (Real Property)[1]	6.000		09/01/2039	4,222,520
7,000,000	Los Angeles, CA Unified School District[1]	5.000		07/01/2040	7,983,360
85,000	Madera County, CA COP (Valley Children’s Hospital)[1]	5.750		03/15/2028	85,278
950,000	Martinez, CA Unified School District[1]	6.125	[5]	08/01/2035	1,161,527
1,750,000	McFarland, CA Unified School District[1]	5.500		11/01/2038	2,004,310
1,375,000	Mendota, CA Joint Powers Financing Authority Wastewater[1]	5.150		07/01/2035	1,330,766
1,000,000	Menifee, CA Union School District Special Tax[1]	5.000		09/01/2033	1,135,370
1,000,000	Menifee, CA Union School District Special Tax[3]	5.000		09/01/2043	1,096,650
1,500,000	Menifee, CA Union School District Special Tax[3]	5.000		09/01/2048	1,639,920
1,500,000	Montebello, CA Public Financing Authority (Montebello Hotel)[1]	5.000		12/01/2033	1,504,080
2,050,000	Moreno Valley, CA Unified School District Community Facilities District No. 2004-4[1]	5.000		09/01/2045	2,212,811
655,000	Murrieta, CA Community Facilities District Special Tax (Golden City)[1]	5.000		09/01/2042	717,304
1,500,000	Norco, CA Community Redevel. Agency[1]	5.000		03/01/2030	1,679,760
2,000,000	Norco, CA Redevel. Agency Tax Allocation[1]	6.000		03/01/2036	2,149,780
4,115,000	Northern Humboldt, CA Union High School District[1]	5.000		08/01/2043	4,627,318
1,250,000	Northern Humboldt, CA Union High School District[1]	6.500		08/01/2034	1,426,375
2,000,000	Northern, CA Inyo County Local Hospital District[1]	6.375		12/01/2025	2,075,500
1,000,000	Oak Valley, CA Hospital District[1]	7.000		11/01/2035	1,031,500
1,000,000	Oakland, CA GO1	6.000		01/15/2034	1,030,240
250,000	Oakland, CA GO1	6.250		01/15/2039	257,995
250,000	Oakland, CA Unified School District[1]	6.500		08/01/2022	264,450
250,000	Oakland, CA Unified School District[1]	6.500		08/01/2023	264,450
250,000	Oakland, CA Unified School District[1]	6.500		08/01/2024	264,450

8      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
California (Continued)
$3,105,000	Olivehurst, CA Public Utilities District (Plumas Lake Community Facilities District)[1]	7.625%		09/01/2038	$3,149,433
1,640,000	Ontario, CA Improvement Bond Act 1915 Assessment District No. 108[1]	7.500		09/02/2020	1,672,866
1,350,000	Orange County, CA Community Facilities District (Esencia Village)[1]	5.000		08/15/2031	1,508,909
1,250,000	Oxnard, CA Financing Authority Wastewater[1]	5.000		06/01/2032	1,387,988
1,500,000	Oxnard, CA Financing Authority Wastewater[1]	5.000		06/01/2033	1,659,435
850,000	Oxnard, CA Financing Authority Wastewater[1]	5.000		06/01/2034	937,865
40,000	Palm Desert, CA Financing Authority[1]	5.000		08/01/2033	40,370
30,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.250		01/01/2022	30,086
90,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.450		07/01/2020	90,022
380,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	5.550		07/01/2028	374,752
250,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.400		07/01/2023	250,185
310,000	Palm Springs, CA Airport Passenger Facilities (Palm Springs International Airport)[1]	6.500		07/01/2027	310,155
445,000	Palm Springs, CA Community Redevel. Agency Tax Allocation[1]	5.000		09/01/2032	496,495
1,355,000	Palmdale, CA Community Facilities District Special Tax[1]	5.400		09/01/2035	1,363,672
5,625,000	Palmdale, CA Community Facilities District Special Tax[1]	6.125		09/01/2037	5,634,900
4,625,000	Palmdale, CA Community Facilities District Special Tax[1]	6.250		09/01/2035	4,634,389
5,000,000	Palomar, CA Health[1]	5.000		11/01/2039	5,372,100
235,000	Perris, CA Elementary School District[1]	6.000		08/01/2029	278,405
290,000	Perris, CA Elementary School District[1]	6.000		08/01/2030	342,835
1,000,000	Pixley, CA Union School District (Pixley Union Elementary School District)[1]	5.250		08/01/2044	1,127,870
55,000	Pomona, CA Public Financing Authority[1]	5.000		02/01/2030	55,151
1,305,000	Pomona, CA Public Financing Authority (Merfed Redevel.)[1]	5.250		02/01/2020	1,308,941
50,000	Pomona, CA Unified School District[1]	6.150		08/01/2030	57,897
1,990,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000		09/01/2035	2,218,193
2,790,000	Rancho, CA Water District Financing Authority[1]	5.000		08/01/2028	2,813,157
2,210,000	Rancho, CA Water District Financing Authority[1]	5.000		08/01/2028	2,228,343
2,595,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.875		09/01/2033	2,630,733
5,000	Richgrove, CA School District[1]	6.375		07/01/2018	5,037
2,000,000	Richmond, CA Joint Powers Financing Authority (Civic Center)[1]	5.750		08/01/2029	2,087,560
2,500,000	Ridgecrest, CA Redevel. Agency (Ridgecrest Redevel.)[1]	6.250		06/30/2037	2,680,350
10,530,000	Rio Hondo, CA Community College District[1]	0.000	[5]	08/01/2042	10,726,700

9      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$3,000,000	Rio Vista, CA Community Facilities District Special Tax No. 2004-1[1]	5.850%		09/01/2035	$3,008,340
601,022	Riverbank, CA Redevel. Agency (Riverbank Reinvestment)[6]	5.000		08/01/2032	516,879
535,000	Riverside County, CA Community Facilities District Special Tax No. 07-2 (Clinton Keith)[1]	5.000		09/01/2045	585,012
1,000,000	Riverside County, CA Redevel. Agency[1]	7.125		10/01/2042	1,163,970
3,000,000	Riverside County, CA Redevel. Agency (Desert Communities)[1]	6.000		10/01/2037	3,295,530
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	0.000	[5]	10/01/2027	1,158,250
1,000,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	0.000	[5]	10/01/2031	1,147,740
1,325,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	6.500		10/01/2025	1,507,612
1,200,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)[1]	6.750		10/01/2030	1,376,892
8,105,000	Riverside County, CA Transportation Commission[1]	5.000		06/01/2038	9,445,891
7,500,000	Riverside County, CA Transportation Commission[1]	5.250		06/01/2039	8,628,825
1,050,000	Riverside, CA Special Tax Community Facilities District No. 92-1, Series A1	5.300		09/01/2034	1,050,746
1,000,000	Ross Valley, CA School District[1]	5.500		08/01/2041	1,098,550
3,500,000	Sacramento County, CA Airport System[1,3]	5.000		07/01/2037	3,984,050
3,000,000	Sacramento County, CA Airport System[1,3]	5.000		07/01/2038	3,412,110
3,810,000	Sacramento County, CA Airport System[1,3]	5.000		07/01/2039	4,329,875
40,000	Sacramento County, CA COP (Public Facilities)[1]	5.000		06/01/2029	40,092
1,130,000	Sacramento County, CA Hsg. Authority (Vintage Willow Creek Senior Apartments)[1]	5.250		06/01/2027	1,130,509
7,250,000	Sacramento, CA Area Flood Control Agency[1]	5.000		10/01/2041	8,291,970
1,735,000	Sacramento, CA City Financing Authority (North Natomas CFD No. 2)[1]	6.250		09/01/2023	1,760,262
1,290,000	Sacramento, CA Special Tax (North Natomas Community Facilities District No. 4)[1]	5.000		09/01/2032	1,418,471
1,200,000	Sacramento, CA Special Tax (North Natomas Community Facilities District No. 4)[1]	5.000		09/01/2033	1,314,624
1,600,000	San Bernardino County, CA Special Tax (Lytle Creek North)[1]	5.000		09/01/2045	1,720,704
1,375,000	San Bernardino, CA Joint Powers Financing Authority (Central City)[1]	5.750		07/01/2020	1,410,255
280,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2020	280,804
10,000	San Bernardino, CA Joint Powers Financing Authority (Police Station)[1]	5.500		09/01/2024	10,028
1,295,000	San Bernardino, CA Mountains Community Hospital District COP[1]	5.000		02/01/2027	1,295,272
3,235,000	San Bernardino, CA Mountains Community Hospital District COP[1]	5.000		02/01/2037	3,234,806
3,000,000	San Buenaventura, CA Community Memorial Health Systems[1]	8.000		12/01/2031	3,424,440

10      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$875,000	San Diego County, CA COP[1]	5.600%	07/01/2038	$880,530
6,095,000	San Diego County, CA Redevel. Agency (Gillespie Field)[1]	5.750	12/01/2032	6,105,362
10,000,000	San Diego County, CA Water Authority[1]	5.000	05/01/2033	11,621,000
10,000,000	San Diego County, CA Water Authority[1]	5.000	05/01/2034	11,551,100
10,125,000	San Diego County, CA Water Authority[1]	5.000	05/01/2037	11,632,916
3,000,000	San Diego, CA Hsg. Authority (Sorrento Tower Apartments)[1]	5.000	05/01/2029	3,168,120
1,000,000	San Francisco, CA Bay Area Rapid Transit District[1]	5.000	07/01/2031	1,157,330
10,000,000	San Francisco, CA Bay Area Rapid Transit District[1]	5.000	08/01/2036	11,727,600
1,000,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2031	1,092,150
11,500,000	San Francisco, CA City & County Airports Commission (San Francisco International Airport)[1]	5.000	05/01/2046	12,744,990
15,000	San Francisco, CA City & County Airports Commission (SFO Fuel Company)[1]	5.250	01/01/2024	15,047
500,000	San Francisco, CA City & County Redevel. Agency (Mission Bay South Public Improvements)[1]	5.000	08/01/2031	542,695
2,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.500	08/01/2039	2,115,600
400,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750	08/01/2033	451,444
500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000	08/01/2033	567,635
1,500,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay South Redevel.)[1]	6.625	08/01/2039	1,588,050
500,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	6.500	08/01/2032	528,900
545,000	San Francisco, CA City & County Redevel. Financing Authority (San Francisco Redevel.)[1]	6.625	08/01/2039	577,340
1,000,000	San Gorgonio, CA Memorial Health Care District[1]	5.000	08/01/2032	1,096,990
250,000	San Jacinto, CA Unified School District Special Tax[1]	5.000	09/01/2043	271,303
25,000	San Jose, CA (Libraries, Parks & Public Safety)[1]	5.000	09/01/2032	25,094
1,000,000	San Jose, CA Airport[1]	5.000	03/01/2025	1,070,710
35,000	San Jose, CA Improvement Bond Act 1915[1]	5.875	09/02/2023	36,132
3,150,000	San Jose, CA Multifamily Hsg. (El Parador Apartments)[1]	6.200	01/01/2041	3,149,937
4,025,000	San Jose, CA Multifamily Hsg. (Fallen Leaves Apartments)[1]	5.100	12/01/2032	4,027,294
25,000	San Jose, CA Special Tax Community Facilities District No. 9 (Bailey Highway 101)[1]	6.600	09/01/2027	25,018
10,000,000	San Marcos, CA Unified School District[2]	5.250	08/01/2031	11,041,750
1,000,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	5.850	08/01/2031	1,000,920
2,070,000	Santa Clara County, CA Hsg. Authority (Rivertown Apartments)[1]	6.000	08/01/2041	2,071,408
3,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750	06/01/2026	3,345,870

11      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$8,395,000	Santa Cruz County, CA Redevel. Agency (Live Oak/Soquel Community)[1]	7.000%	09/01/2036	$8,960,319
1,750,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)[1]	5.875	07/01/2036	1,953,420
2,600,000	Santa Monica, CA Redevel. Agency Tax Allocation (Earthquake Recovery Redevel.)[1]	5.875	07/01/2042	2,897,986
1,545,000	Saugus, CA Union School District Community Facilities District No. 2006[1]	11.625	09/01/2038	1,737,152
2,900,000	Saugus, CA Union School District Community Facilities District No. 2006[1]	11.625	09/01/2038	3,260,673
5,000,000	Sequoia, CA Unified High School District[1]	6.000	07/01/2043	5,621,500
1,720,000	Signal Hill, CA Redevel. Agency Tax Allocation[1]	7.000	10/01/2026	1,932,558
1,750,000	Solano County, CA Community College District[1]	5.000	08/01/2036	2,016,998
1,050,000	Solano County, CA Community College District[1]	5.000	08/01/2037	1,206,545
2,000,000	South Bayside, CA Waste Management Authority (Shoreway Environmental)[1]	6.000	09/01/2036	2,103,380
4,150,000	South El Monte, CA Improvement District[1]	5.000	08/01/2035	4,564,751
790,000	Southern CA Mono Health Care District[1]	5.000	08/01/2021	854,282
2,085,000	Southern CA Public Power Authority[1]	5.000	11/01/2033	2,448,436
13,000,000	Southern CA Public Power Authority[1]	5.000	07/01/2035	14,647,490
470,000	Southern CA Public Power Authority[1]	5.250	11/01/2022	521,066
50,000	Southern CA Public Power Authority[1]	5.250	11/01/2023	56,120
250,000	Southern CA Public Power Authority[1]	5.250	11/01/2026	289,478
205,000	Southern CA Public Power Authority Natural Gas[1]	5.000	11/01/2028	235,707
165,000	Southern CA Public Power Authority Natural Gas[1]	5.000	11/01/2029	190,801
2,255,000	Southern CA Public Power Authority Natural Gas[1]	5.250	11/01/2027	2,635,058
4,000,000	Southern CA Tobacco Securitization Authority (TASC)[1]	5.000	06/01/2037	4,011,560
2,000,000	Stockton, CA Community Facilities District (Arch Road East No. 99-02)[1]	5.875	09/01/2037	1,980,640
225,000	Stockton, CA Public Financing Authority (Parking)[1]	5.125	09/01/2030	225,020
1,000,000	Stockton, CA Redevel. Agency[1]	5.000	09/01/2034	1,127,550
1,000,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	5.500	06/01/2030	1,022,410
3,000,000	Tahoe-Truckee, CA Unified School District[1]	5.000	08/01/2039	3,414,210
950,000	Tahoe-Truckee, CA Unified School District[1]	5.000	08/01/2041	1,078,203
3,000,000	Trinity County, CA COP[1]	8.500	01/15/2026	3,004,860
500,000	Tulare, CA Health Care District[1]	6.500	08/01/2026	521,675
375,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.125	09/01/2026	426,086
415,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.400	09/01/2032	475,208
500,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.400	09/01/2032	572,540
425,000	Twentynine Palms, CA Redevel. Agency Tax Allocation (Four Corners)[1]	7.650	09/01/2042	496,885
12,840,000	University of California[2]	5.000	05/15/2038	14,474,302
15,000,000	University of California[2]	5.000	05/15/2038	16,909,231

12      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
California (Continued)
$5,000,000	University of California[1]	5.000%		05/15/2042	$5,747,900
13,935,000	University of California[1]	5.000		05/15/2047	15,960,174
1,030,000	Upland, CA Community Facilities District Special Tax (Improvement Area No. 2 Colonies San Antonio)[1]	5.000		09/01/2029	1,116,396
1,080,000	Upland, CA Community Facilities District Special Tax (Improvement Area No. 2 Colonies San Antonio)[1]	5.000		09/01/2030	1,168,042
1,000,000	Vernon, CA Electric System[1]	5.125		08/01/2033	1,078,300
4,000,000	Vernon, CA Electric System[1]	5.500		08/01/2041	4,349,160
65,000	Vernon, CA Redevel. Agency Tax Allocation[1]	5.000		09/01/2035	65,026
500,000	Victorville, CA Special Tax Community Facilities District 07-01[1]	5.350		09/01/2042	508,650
1,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.500		09/01/2042	1,761,825
610,000	West Patterson, CA Financing Authority Special Tax Community Facilities District No. 2015-1[1]	5.250		09/01/2035	633,241
1,550,000	West Patterson, CA Financing Authority Special Tax Community Facilities District No. 2015-1[1]	5.250		09/01/2045	1,585,836
2,300,000	Woodland, CA Finance Authority[1]	6.000		03/01/2036	2,533,818
1,500,000	Woodland, CA Finance Authority[1]	6.000		03/01/2041	1,650,330
					1,202,898,744

U.S. Possessions—9.7%
1,000,000	Guam International Airport Authority[1]	6.000		10/01/2034	1,146,410
2,500,000	Guam International Airport Authority[1]	6.125		10/01/2043	2,856,775
250,000	Guam Power Authority, Series A1	5.000		10/01/2023	272,420
320,000	Guam Power Authority, Series A1	5.000		10/01/2024	347,674
570,000	Guam Power Authority, Series A1	5.000		10/01/2030	617,914
2,025,000	Northern Mariana Islands Ports Authority, Series A	5.500		03/15/2031	1,868,062
1,165,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	1,098,012
6,000,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2044	4,905,000
3,330,000	Puerto Rico Aqueduct & Sewer Authority	6.125	[5]	07/01/2024	2,730,600
4,410,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	4,387,465
8,405,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	8,230,512
500,000	Puerto Rico Commonwealth GO8	5.250		07/01/2030	224,375
1,450,000	Puerto Rico Commonwealth GO8	5.375		07/01/2030	628,937
1,480,000	Puerto Rico Commonwealth GO, NPFGC	5.500		07/01/2020	1,534,834
1,000,000	Puerto Rico Commonwealth GO, FGIC[9]	5.500		07/01/2021	820,000
5,000,000	Puerto Rico Commonwealth GO8	5.500		07/01/2026	2,168,750
1,615,000	Puerto Rico Commonwealth GO8	5.500		07/01/2027	700,506
5,000,000	Puerto Rico Commonwealth GO8	5.500		07/01/2039	2,168,750
4,525,000	Puerto Rico Commonwealth GO8	5.750		07/01/2028	1,962,719
1,020,000	Puerto Rico Commonwealth GO8	5.750		07/01/2038	460,275
80,000	Puerto Rico Commonwealth GO, AGC	6.000		07/01/2036	81,466
4,000,000	Puerto Rico Commonwealth GO8	6.000		07/01/2038	1,815,000
2,500,000	Puerto Rico Commonwealth GO8	6.000		07/01/2039	1,134,375

13      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$3,000,000	Puerto Rico Commonwealth GO8	6.500%		07/01/2037	$1,361,250
1,000,000	Puerto Rico Commonwealth GO8	6.500		07/01/2040	433,750
476,247	Puerto Rico Electric Power Authority[8]	10.000		07/01/2019	196,452
476,247	Puerto Rico Electric Power Authority[8]	10.000		07/01/2019	196,452
453,432	Puerto Rico Electric Power Authority[8]	10.000		01/01/2021	187,041
453,432	Puerto Rico Electric Power Authority[8]	10.000		07/01/2021	187,041
151,144	Puerto Rico Electric Power Authority[8]	10.000		01/01/2022	62,158
151,143	Puerto Rico Electric Power Authority[8]	10.000		07/01/2022	62,158
8,995,000	Puerto Rico Electric Power Authority, Series A8	5.000		07/01/2042	3,665,462
1,000,000	Puerto Rico Electric Power Authority, Series A8	5.050		07/01/2042	407,500
7,350,000	Puerto Rico Electric Power Authority, Series A8	6.750		07/01/2036	2,995,125
5,000,000	Puerto Rico Electric Power Authority, Series WW8	5.000		07/01/2028	2,037,500
6,495,000	Puerto Rico Electric Power Authority, Series XX8	5.250		07/01/2040	2,646,712
5,000,000	Puerto Rico Electric Power Authority, Series XX8	5.750		07/01/2036	2,037,500
500,000	Puerto Rico Electric Power Authority, Series ZZ8	5.250		07/01/2026	203,750
2,500,000	Puerto Rico Highway & Transportation Authority[8]	5.500		07/01/2030	1,518,750
100,000	Puerto Rico Infrastructure, FGIC[9]	5.500		07/01/2020	82,000
1,220,000	Puerto Rico Infrastructure (Mepsi Campus)[8]	6.500		10/01/2037	247,050
250,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		04/01/2027	233,750
170,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	151,725
225,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	195,187
6,055,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625		06/01/2026	5,464,637
1,475,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625		07/01/2022	1,266,287
7,255,000	Puerto Rico Public Buildings Authority[6]	6.000		07/01/2041	3,228,475
8,055,000	Puerto Rico Public Buildings Authority[6]	6.750		07/01/2036	3,705,300
7,710,000	Puerto Rico Sales Tax Financing Corp., Series A8	5.375		08/01/2039	2,380,463
610,000	Puerto Rico Sales Tax Financing Corp., Series A8	5.500		08/01/2028	188,338
7,670,000	Puerto Rico Sales Tax Financing Corp., Series A8	5.500		08/01/2042	2,368,113
11,000,000	Puerto Rico Sales Tax Financing Corp., Series A8	5.750		08/01/2037	3,396,250
16,000,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.829	[4]	08/01/2043	3,545,920
16,135,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.838	[4]	08/01/2042	3,782,367
15,500,000	Puerto Rico Sales Tax Financing Corp., Series A8	6.375		08/01/2039	4,785,625
17,000,000	Puerto Rico Sales Tax Financing Corp., Series A8	6.500		08/01/2044	5,248,750
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A-1[8]	5.250		08/01/2043	308,750
17,465,000	Puerto Rico Sales Tax Financing Corp., Series C8	6.000		08/01/2039	5,392,319
8,075,000	Puerto Rico Sales Tax Financing Corp., Series C8	6.000		08/01/2042	2,493,156
2,190,000	University of Puerto Rico, Series P	5.000		06/01/2030	1,484,820
1,000,000	V.I. Public Finance Authority (Gross Receipts Taxes Loan Notes)	4.000		10/01/2022	735,000
3,055,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000		10/01/2019	2,764,775
840,000	V.I. Public Finance Authority (Matching Fund Loan Note)	5.000		10/01/2032	665,700

14      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$585,000	V.I. Public Finance Authority, Series A	5.000%	10/01/2018	$566,167

				115,040,356

Total Municipal Bonds and Notes (Cost $1,377,694,950)				1,317,939,100
Total Investments, at Value (Cost $1,377,694,950)—110.9%				1,317,939,100
Net Other Assets (Liabilities)—(10.9)				(129,643,690)

Net Assets—100.0%				$1,188,295,410

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

3. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

4. Zero coupon bond reflects effective yield on the original acquisition date.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

7. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

8. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

9. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments
AcadF	Academy Foundation
AFound	Archival Foundation
AGC	Assured Guaranty Corp.
AMF	Academy Museum Foundation
AOMPAAS	Academy of Motion Pictures Arts and Sciences
CDA	Communities Devel. Authority
CFD	Community Facilities District
CHCC	Community Hospitals of Central California
CHF	City Hospital Foundation
COP	Certificates of Participation
EBPC	East Bay Prenatal Center
EMC	Eden Medical Center
FCHMC	Fresno Community Hospital & Medical Center
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities

15      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

MCHlth	Marin Community Health
MPHS	Mills-Peninsula Health Services
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MTA	Metropolitan Transportation Authority
NPFGC	National Public Finance Guarantee Corp.
OCEAA	Orange County Educational Arts Academy
PAMFHCR&E	Palo Alto Medical Foundation for Health Care Research & Education
SBH	Sutter Bay Hospitals
SBMF	Sutter Bay Medical Foundation
SCHosp	Sutter Coast Hospital
SCVH	Sutter Central Valley Hospitals
SEBH	Sutter East Bay Hospitals
SGMF	Sutter Gould Medical Foundation
SHlth	Sutter Health
SHSSR	Sutter Health Sacramento Sierra Regional
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SMCCV	Sutter Medical Center of Castro Valley
SMF	Sutter Medical Foundation
SPSch	Summit Public Schools
SPSchS	Summit Public School Shasta
SPSchD	Summit Public School Denali
SVlyH	Sutter Valley Hospitals
SVMF	Sutter Valley Medical Foundation
SVNA&H	Sutter Visiting Nurse Association & Hospice
TASC	Tobacco Settlement Asset-Backed Bonds
TVSRF	The Vince Street Archive Foundation
V.I.	United States Virgin Islands

16      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

1. Organization

Oppenheimer Rochester California Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those

17      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes at period end based on valuation input level:

18      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table Investments, at Value:
Municipal Bonds and Notes
California	$—	$1,202,851,171	$47,573	$1,202,898,744
U.S. Possessions	—	115,040,356	—	115,040,356

Total Assets	$—	$1,317,891,527	$47,573	$1,317,939,100

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Assets Table Investments, at Value:
Municipal Bonds and Notes
California	$20	$(97,539)	$97,539	$(20)

Total Assets	$20	$(97,539)	$97,539	$(20)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual,

19      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term

20      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

3. Investments and Risks (Continued)

interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender

21      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $49,290,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $231,475,511 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $129,825,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,500,000	Anaheim, CA Public Financing Authority Tender Option Bond Series 2015-XF2139 Trust[3]	14.288%	10/1/39	$2,812,600
5,000,000	CA Dept. of Water Resources (Center Valley) Tender Option Bond Series 2015-XF2030 Trust[3]	8.219	12/1/35	5,834,600
8,385,000	CA GO Tender Option Bond Series 2016-XF2372 Trust[3]	10.427	9/1/34	12,068,027
7,110,000	CA Health Facilities Financing Authority (Providence Health & Services) Tender Option Bond Series 2015-XF0036 Trust	8.798	10/1/39	7,784,455
3,375,000	CA Health Facilities Financing Authority (SHlth / EBPC / EMC / MCHlth / MPHS / PAMFHCR&E / SCHosp / SCVH / SEBH / SGMF Obligated Group) Tender Option Bond Series 2015-XF0236 Trust	14.264	8/15/31	4,760,539

22      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 7,500,000	East Bay, CA Municipal Utility District (Water System) Tender Option Bond Series 2015-XF2026 Trust[3]	7.713%	6/1/36	$8,466,000
1,290,000	Grossmont, CA Union High School District Tender Option Bond Series 2015 XF-2141 Trust[3]	14.844	8/1/30	1,521,078
1,225,000	Grossmont, CA Union High School District Tender Option Bond Series 2015-XF2141-2 Trust[3]	14.868	8/1/31	1,444,728
5,050,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2018-XF2563-1 Trust	10.564	5/15/33	7,558,082
4,000,000	Los Angeles, CA Dept. of Airports Tender Option Bond Series 2018-XF2563-2 Trust	10.567	5/15/34	5,897,360
1,500,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2015 XF-0018 Trust	8.460	7/1/34	1,572,225
6,000,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2015 XF-0018-2 Trust	8.460	7/1/38	6,284,880
5,500,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2018-XF2562 Trust	10.632	7/1/47	7,926,820
8,150,000	Los Angeles, CA Harbor Dept. Tender Option Bond Series 2015-XF0035 Trust	8.295	8/1/34	8,853,834
5,000,000	San Marcos, CA Unified School District Tender Option Bond Series 2015-XF2029 Trust[3]	8.219	8/1/31	6,041,750
4,280,000	University of California Tender Option Bond Series 2016-XF0524-1 Trust	10.516	5/15/37	6,175,783
5,000,000	University of California Tender Option Bond Series 2016-XF0524-2 Trust	10.516	5/15/38	6,647,750
				$101,650,511

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate

23      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

securities amounts to $129,825,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$14,512,702
Sold securities	25,360,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment

Information concerning securities not accruing interest at period end is as follows:

Cost	$139,372,085
Market Value	$56,271,122
Market Value as % of Net Assets	4.74%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

24      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

25      OPPENHEIMER ROCHESTER CALIFORNIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester California Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	6/15/2018